Components of Other Comprehensive Loss	12 Months Ended
Mar. 31, 2024
Components Of Other Comprehensive Loss
Components of Other Comprehensive Loss

31. Components of Other Comprehensive Loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	2023	2024
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	(10,508)	(6,449)
Income tax expense	(205)	443
Total	(10,713)	(6,006)

Foreign currency translation:
Foreign currency translation differences	1,245	(15,027)
Balance at the end of period	1,245	(15,027)

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)